Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt	Debt
The remeasurement of the fair value and the conversion of debt adjustments associated with the convertible debt instruments for the three months ended March 31, 2021 are described in “Item 8—Financial Statements and Supplementary Data” of our Annual Report on Form 10-K for the year ended December 31, 2021, as filed with the SEC on March 10, 2022.
The following table summarizes information relating to our debt, (in thousands):

	March 31, 2022
	Principal	Change in Fair Value Adjustment	Conversion of Debt Adjustment	Accreted Interest	Cash Payment	Net
2020 Term Facility Loan	33,949	6,234	(13,003)	6,636	(12,500)	$21,316
Less: current portion of long-term debt						(21,316)
Long-term debt, net of current portion						$—

	December 31, 2021
	Principal	Change in Fair Value Adjustment	Conversion of Debt Adjustment	Accreted Interest	Cash Payment	Net
2020 Term Facility Loan	33,949	6,234	(13,003)	4,132	(5,000)	$26,312
Less: current portion of long-term debt						(26,312)
Long-term debt, net of current portion						$—
2020 Term Facility Loan
Please refer to our Annual Report on Form 10-K for the year ended December 31, 2021, as filed with the SEC on March 10, 2022 for information on the 2020 Term Facility Loan.
As of March 31, 2022, the total outstanding debt for the 2020 Term Facility Loan balance was $21.3 million. The Company accrued unpaid interest expense of $2.5 million for the three months ended March 31, 2022 using the effective interest rate method. The 2020 Term Facility Loan includes a financial covenant that requires the Company to maintain a balance of at least $35.0 million in cash and cash equivalents as defined by the Term Facility Loan agreement. On April 13, 2022, the lending parties of the loan entered into an agreement with the Company to lower the cash covenant requirement of the original facility agreement to $25.0 million; as of the date of this report, no event of default was triggered under the 2020 Term Facility Loan.	Debt
The following table summarizes information relating to our long-term debt, (in thousands):

	December 31, 2021
	Principal	Change in Fair Value	Conversion of Debt	Accreted Debt Interest	Principal Payments in Cash	Net
3.00% – 2020 Convertible Notes	$21,281	$16,811	(38,092)	—	—	$—
8.00% – 2020 Convertible Notes	8,000	22,897	(30,897)	—	—	—
2020 Term Facility Loan	33,949	6,234	(13,003)	4,132	(5,000)	26,312
5.00% – $50.0 Million Convertible Notes	10,274	2,310	(12,584)	—	—	—
5.00% – $25.0 Million Convertible Notes	25,000	17,569	(42,569)	—	—	—
5.00% – $30.0 Million Convertible Notes	30,000	14,258	(44,258)	—	—	—
Total Long-term debt	$128,504	$80,079	(181,403)	4,132	(5,000)	$26,312
Less: current portion of long-term debt						(26,312)
Long-term debt, net of current portion						$—

	December 31, 2020
	Principal	Change in Fair Value	Net
3.00% – 2020 Convertible Notes	$21,281	$10,825	$32,106
8.00% – 2020 Convertible Notes	8,000	6,789	14,789
2020 Term Facility Loan	22,500	2,549	25,049
Paycheck Protection Program	2,860	—	2,860
Total long-term debt	$54,641	$20,163	$74,804
Less: current portion of long-term debt			—
Long-term debt, net of current portion			$74,804

Future minimum payments under the debt agreements as of December 31, 2021 are as follows (in thousands):

2020 Term Facility Loan
2022	$32,303
2023	—
2024	—
2025	—
2026	—
Thereafter	—
Total future minimum payments	32,303
Less: current portion of debt principal	(32,303)
Non-current portion of debt principal	$—
3.00% – 2020 Convertible Notes
On March 9, 2020, Legacy Rockley issued convertible loan notes in an aggregate principal amount of $21.3 million (the “3.0% Convertible Notes”). The 3.00% – 2020 Convertible Notes had an interest rate of 3.00% per annum and contained no financial covenants. The 3.00% – 2020 Convertible Notes were issued in two tranches $20.0 million on March 9, 2020 and $1.3 million on October 20, 2020.
The 3.00% – 2020 Convertible Notes were subject to conversion as follows:

(a)If in an equity financing raised total proceeds for the Company of not less than $10.0 million then the outstanding principal amount of all notes and any unpaid accrued interest shall automatically convert into the most senior class of equity share at a conversion price of $14.298 per share; or
(b)if an equity financing is not raised for the Company, then the outstanding principal amount of all notes and any unpaid accrued interest may convert into the most senior class of share at a conversion price of $14.298 per share.
(c)At an exit event, redeem the outstanding notes for an amount equal to the outstanding principal plus accrued interests or convert the outstanding principal amount of all notes and any unpaid accrued interest thereon into the most senior class of share of the Company, at a conversion price equal to the issuance price of $14.298 per share.
(d)At the maturity date, convert into the most senior class of shares at a conversion price equal to the issuance price of $14.298 per share.
Legacy Rockley elected to account for the 3.00% – 2020 Convertible Notes at fair value as of the issuance date, with the changes in fair value reported in the consolidated statements of operations and comprehensive loss under Change in Fair Value of Debt Instruments.
Upon consummation of the Business Combination discussed in Note 2, Business Combination, the total outstanding principal and accrued unpaid interest of $21.9 million for the 3.00% – 2020 Convertible Notes were cancelled and converted into the right to receive 3.8 million ordinary shares of the Company, with a fair value of $38.1 million, recorded in the consolidated statement of shareholders' equity (deficit) with a corresponding decrease to the convertible note in the consolidated balance sheet. The Company recorded a $38.1 million adjustment upon extinguishment of the 3.00% – 2020 Convertible Notes.
8.00% – 2020 Convertible Notes
On February 19, 2020, Legacy Rockley issued convertible loan notes to our board member in an aggregate principal amount of $8.0 million (the “8.00% Convertible Notes"). The 8.00% Convertible Notes had an interest rate of 8.00% per annum and contained no financial covenants.
The 8.00% Convertible Notes were convertible as follows:

(a)In the event of an equity financing, the outstanding principal amount of all notes and any unpaid accrued interest shall automatically convert into the most senior class of share at a conversion price being the lower of $14.298 per share or a discounted subscription price of the equity shares; or
(b)At an exit event, convert the outstanding principal amount of all notes and any unpaid accrued interest thereon into the most senior class of share of the Company, at a conversion price, equal to a 25% discount to the Series E issuance price of $14.298 per share.
(c)At the maturity date, convert into the most senior class of equity share at a conversion price of $14.298.
Legacy Rockley elected to account for the 8.00% Convertible Notes s at fair value as of the issuance date, with the changes in fair value reported in the consolidated statements of operations and comprehensive loss under Change in Fair Value of Debt Instruments.
Upon consummation of the Business Combination discussed in Note 2, Business Combination, the total outstanding principal and accrued unpaid interest of $8.9 million for the 8.00% Convertible Notes were cancelled and converted into the right to receive 1.5 million ordinary shares of the Company, with a fair value of $15.5 million, recorded in the consolidated statement of shareholders' equity (deficit) with a corresponding decrease to the convertible note in the consolidated balance sheet. In addition, the warrants issued in conjunction with the 8.00% Convertible Note were also cancelled and converted into the right to receive 1.5 million ordinary shares of the Company, with a fair value of $15.5 million, recorded in the consolidated statement of shareholders' equity (deficit) with a corresponding decrease to the convertible note in the consolidated balance sheet. The Company recorded a $30.9 million adjustment upon extinguishment of the 8.00% Convertible Notes and warrants.
2020 Term Facility Loan
On September 29, 2020, Legacy Rockley secured a term facility loan of $35.0 million (“2020 Term Facility Loan”). Legacy Rockley had the option to repay the aggregate amount of the loans utilized in full on the maturity date, subject to no Qualified Exit occurring at the time plus the applicable repayment premium payable. The Qualified Exit meant: 1) qualified listing—a flotation or a public offering, the value of which is equal to or exceeds the free float value of $350.0 million; 2) non-qualified trade. Upon any occurrence of a non-qualified trade sale or qualified listing, amounts due to Argentum would have been discharged in full by way of conversion into the Company's most senior class of shares.
Upon consummation of the Business Combination discussed in Note 2, Business Combination, thirty percent (30%) of the outstanding principal and interest balance of $10.2 million for the 2020 Term Facility Loan were cancelled and converted into the right to receive 1.3 million ordinary shares of the Company, with a fair value of $13.0 million, recorded in the consolidated statement of shareholders' equity (deficit) with a corresponding decrease to the convertible note in the consolidated balance sheet. The Company recorded a $13.0 million adjustment upon extinguishment of debt. The seventy percent (70%) of the outstanding principal and interest balance remained as debt and is required to be repaid in full on or prior to August 31, 2022, in the total amount of $37.3 million. At August 11, 2021, the Company recorded a fair value of $27.1 million for the seventy percent (70%) of the outstanding principal and interest balance. The Company accreted the adjusted interest expense over the amended term of the loan using the effective interest rate method. The Company accrued interest expense of $4.1 million for the year ended December 31, 2021. As of December 31, 2021, the total outstanding debt for the 2020 Term Facility Loan balance was $26.3 million. The 2020 Term Facility Loan includes a financial covenant that requires the Company to maintain a cash balance of at least $35.0 million. As of December 31, 2021, the Company was not in default on any covenants.

5.00% – $50.0 Million Convertible Notes
On January 11, 2021, Legacy Rockley issued convertible loan notes for an aggregate principal amount of $50.0 million. The 5.00% – $50.0 Million Convertible Notes had an interest rate of 5.00% per annum and contained no financial covenants. The total amount borrowed was $10.3 million.
The 5.00% – $50.0 Million Convertible Notes were subject to conversion as follows:
(a)In the event of a qualified financing even with total proceeds raised not less than $25.0 million, the outstanding principal amount and any unpaid accrued interest automatically convert into the most senior class of share at a conversion price being lower of 15% discount to the per share subscription price of the equity shares or the price obtained by diving $1,500.0 million by fully diluted share capital of the Company at the date of conversion;
(b)At an exit event, redeem the outstanding principal amount and any unpaid accrued interest on the original principal or convert the outstanding principal amount of all notes and any unpaid accrued interest into the most senior class of share of the Company at a conversion price equal to the lower of 15% discount to the price per share and the price obtained by dividing $1,500.0 million by fully diluted share capital of the Company at the date of conversion;
(c)At the maturity date, convert into the most senior class of shares at a conversion price by dividing $1,500.0 million by fully diluted share capital of the Company at the date of conversion.
Upon consummation of the Business Combination discussed in Note 2, Business Combination, the total outstanding principal and accrued unpaid interest of $10.6 million for the 5.00% – $50.0 Million Convertible Notes were cancelled and converted into the right to receive 1.3 million ordinary shares of the Company, with a fair value of $12.6 million, recorded in the consolidated statement of shareholders' equity (deficit) with a corresponding decrease to the convertible note in the consolidated balance sheet. The Company recognized a $12.6 million adjustment upon extinguishment of the 5.00% – $50.0 Million Convertible Notes.

5.00% – $25.0 Million Convertible Notes
On December 31, 2020, Legacy Rockley issued convertible loan notes in an aggregate principal amount of $25.0 million. The 5.00% – $25.0 Million Convertible Notes had an interest rate of 5.00% per annum and contained no financial covenants.
The 5.00% – $25.0 Million Convertible Notes were subject to conversion as follows:
(a)In an equity qualified financing event with total proceeds raised not less than $25.0 million, the outstanding principal amount and any unpaid accrued interest automatically convert into the most senior class of share at a conversion price being lower of 25% discount to the per share subscription price of the equity shares or the price obtained by diving $800.0 million by fully diluted share capital of the Company at the date of conversion;
(b)At an exit event, redeem the outstanding notes for an amount equal to 100% of the outstanding principal plus accrued interest or convert the outstanding principal amount into the most senior class of share of the Company, at a conversion price equal to the lower of 25% discount to the price per share and the price obtained by dividing $800.0 million by fully diluted share capital of the Company at the date of conversion; or
(c)At the maturity date, convert into the most senior class of shares at a conversion price by dividing $675.0 million by the number of issued shares in the capital of the Company on a fully diluted basis or repay the amount equal to 100% of the outstanding principal amount plus any accrued interest.
Upon consummation of the Business Combination discussed in Note 2, Business Combination, the total outstanding principal and accrued unpaid interest of $25.7 million for the 5.00% – $25.0 Million Convertible Notes were cancelled and converted into the right to receive 3.6 million ordinary shares of the Company, with a fair value of $35.6 million, recorded in the consolidated balance sheet. In addition, the warrants issued in conjunction with the 5.00% – $25.0 Million Convertible Notes were also cancelled and converted into the right to receive 0.7 million ordinary shares of the Company, with a fair value of $7.0 million, recorded in the consolidated statement of shareholders' equity (deficit) with a corresponding decrease to the convertible note in the consolidated balance sheet. The Company recorded a total $42.6 million adjustment upon extinguishment of the 5.00% – $25.0 Million Convertible Notes and warrants.

5.00% – $30.0 Million Convertible Notes
On January 11, 2021, Legacy Rockley issued the 5.00% – $30.0 Million Convertible Notes. The 5.00% – $30.0 Million Convertible Notes had an interest rate of 5.00% per annum and contained no financial covenants.
The 5.00% – $30.0 Million Convertible Notes were subject to conversion as follows:
(a)In an equity qualified financing event with total proceeds raised not less than $25.0 million, the outstanding principal amount and any unpaid accrued interest automatically convert into the most senior class of share at a conversion price being lower of 25% discount to the per share subscription price of the equity shares or the price obtained by diving $800.0 million by fully diluted share capital of the Company at the date of conversion;
(b)At an exit event, redeem the outstanding notes for an amount equal to the outstanding principal plus any unpaid accrued interest or convert the outstanding principal amount of all notes and any unpaid accrued interest into the most senior class of share of the Company, at a conversion price equal to the lower of a 25% discount to the price per share and the price obtained by dividing $800.0 million by fully diluted share capital of the Company at the date of conversion; or
(c)At the maturity date, convert into the most senior class of shares at a conversion price by dividing $800.0 million by fully diluted share capital of the Company at the date of conversion.
Upon consummation of the Business Combination discussed in Note 2, Business Combination, the total outstanding principal and accrued unpaid interest of $30.8 million for the 5.00%– $30.0 Million Convertible Notes were cancelled and converted into the right to receive 4.4 million ordinary shares of the Company, with a fair value of $44.3 million, recorded in the consolidated statement of shareholders' equity (deficit) with a corresponding decrease to the convertible note in the consolidated balance sheet. The Company recorded a $44.3 million adjustment upon extinguishment of the 5.00%– $30.0 Million Convertible Notes.

Paycheck Protection Program Loan
On April 21, 2020 (the "Origination Date"), Legacy Rockley received loan proceeds of approximately $2.9 million (“PPP Loan”) from Silicon Valley Bank (the “Lender”) pursuant to the Paycheck Protection Program (“PPP”) established under the CARES (the Coronavirus Aid, Relief and Economic Security) Act of 2020. Payments of principal and interest were deferred for the first six months following the Origination Date, and the PPP Loan was maturing in two years after the Origination Date. The PPP Loan bore interest at 1.0% per annum.
In June 2021, the $2.9 million of borrowings outstanding under the PPP was forgiven in full. Forgiveness income was recorded as a component of other income, net in the consolidated statements of operations and comprehensive loss.